Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000230842 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	62.60%
C000230842 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230842 | A
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230842 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	18.30%
C000230842 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230842 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230842 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000230842 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.30%
C000230842 | N/R
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230842 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	42.80%
C000230842 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.20%
C000230842 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.50%
C000230842 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230842 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230842 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230842 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230842 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230842 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230842 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000230843 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	62.60%
C000230843 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230843 | A
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230843 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	18.30%
C000230843 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230843 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230843 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000230843 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.30%
C000230843 | N/R
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230843 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	42.80%
C000230843 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.20%
C000230843 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.50%
C000230843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230843 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230843 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230843 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230843 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230843 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230843 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000230844 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	62.60%
C000230844 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230844 | A
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230844 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	18.30%
C000230844 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230844 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230844 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000230844 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.30%
C000230844 | N/R
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230844 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	42.80%
C000230844 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.20%
C000230844 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.50%
C000230844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230844 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230844 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230844 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230844 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230844 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230844 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.